Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of basic earnings per share
Basic earnings per share are calculated as follows:

($ in millions, except share data and earnings per share)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Net income/(loss) for the period	7.5	(289.4)	7.6
Interest accrued on preferred shares	(14.3)	(133.7)	(119.4)

Net loss attributable to shareholders	(6.8)	(423.1)	(111.8)

Basic weighted average number of ordinary shares outstanding	184,962,274	91,152,556	91,152,556

Basic loss per share	(0.04)	(4.64)	(1.23)